Expense Example {- Franklin Emerging Market Debt Opportunities Fund} - Franklin Emerging Market Debt Opportunities Fund-17 - Franklin Emerging Market Debt Opportunities Fund - Advisor Class	Dec. 01, 2020 USD ($)
Expense Example:
1 year	$ 104
3 years	333
5 years	580
10 years	$ 1,290